EXPENSES (Tables)	12 Months Ended
Jun. 30, 2019
EXPENSES
Schedule of expenses

	Consolidated
	2019	2018	2017
	A$	A$	A$
Amortization of intangible assets	—	—	63,783
Depreciation of fixed assets	156,248	303,749	307,828
Employee benefits expenses	2,414,408	2,657,232	3,594,936
Operating lease expenses	312,956	326,192	310,413
Research and development expenses	310,703	459,026	418,598